General and Administrative Expenses	12 Months Ended
Mar. 31, 2026
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General and Administrative Expenses
35	GENERAL AND ADMINISTRATIVE EXPENSES
General and administrative expenses for the fiscal years ended March 31, 2026, 2025 and 2024 consisted of the following:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
Personnel expenses	¥1,205,985	¥1,128,120	¥1,028,875
Depreciation and amortization	300,732	292,363	276,534
Building and maintenance expenses	10,040	8,849	8,992
Supplies expenses	17,982	19,389	17,101
Communication expenses	35,075	32,853	31,650
Publicity and advertising expenses	263,264	203,347	172,807
Taxes and dues	127,508	115,639	100,428
Outsourcing expenses	145,557	124,878	144,994
Office equipment expenses	87,551	79,115	81,430
Others	478,455	417,179	366,890

Total general and administrative expenses	¥2,672,149	¥2,421,732	¥2,229,701